Shares - Voting common shares (Details) - CAD CAD in Thousands							12 Months Ended
		Aug. 14, 2017	May 25, 2017	Mar. 28, 2017	Aug. 09, 2016	Mar. 21, 2016	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, issued and outstanding (in shares)							30,518,907	33,150,281
Beginning balance, common share outstanding net of treasury shares (in shares)							28,305,660	31,893,478
Issued upon exercise of stock options (in shares)								102,040
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (in shares)							353,592	87,554
Retired through share purchase programs (in shares)		(1,142,762)	(663,400)	(819,395)	(1,075,900)	(1,657,514)	(2,625,557.000)	(2,733,414)
Ending balance, issued and outstanding (in shares)							28,070,150	30,518,907
Ending balance, common share outstanding net of treasury shares (in shares)							25,452,224	28,305,660
Equity classified stock-based compensation settled (in shares)							(161,285)	(35,313)
Equity classified stock-based compensation settled							CAD 987	CAD 130
Share option plan
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued upon exercise of stock options (in shares)	[1]						176,800	102,040
Treasury shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, issued and outstanding (in shares)							2,213,247	1,256,803
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (in shares)							(758,271)	(1,043,998)
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (in shares)							353,592	87,554
Ending balance, issued and outstanding (in shares)							2,617,926	2,213,247

[1]	All stock options exercised resulted in new common shares being issued (note 17(a))